Exhibit 99.1
EXHIBITS TO THE SCHEDULE
FORM OF MONTHLY STATEMENT
TURQUOISE CARD BACKED SECURITIES plc — SERVICER REPORT
RECEIVABLES TRUST
SERIES 2006 — 2
HSBC Bank plc AS SERVICER
Capitalised terms used in this Report have their respective meanings set forth in the Master Definitions Schedule set out as schedule 6 to a receivables trust deed and servicing agreement dated on or about 23 May 2006 (the “RTDSA”) and any supplement thereto for a Series provided, however, that the “preceding Monthly Period” shall mean the Monthly Period immediately preceding the calendar month in which this certificate is delivered. This Report is delivered pursuant to Clause 9.5(b) of the Receivables Trust Deed and Servicing Agreement.
HSBC is Servicer under the Receivables Trust Deed and Servicing Agreement
The date of this Report is a date on or before a Transfer Date under the Receivables Trust Deed and Servicing Agreement.

Monthly Period:	Starting	2/28/2007	Ending	3/31/2007

Interest Period Date:	Starting	3/15/2007	Ending	4/16/2007

Interest Determination Date:		3/13/2007

*	The Transfer Date, Distribution Date and Payment Date are the same as the Interest Period Ending Date.
Index

Section	Contents
1	Receivables Pool Summary Information

2	Series General Information

3	Undivided Interest

4	Segregated Trust

5	Series Account Information

6	Pay Out Events/Triggers
Note: All amounts are in (pound) sterling unless otherwise stated.

Turquoise Card Backed Securities plc — Servicer Report
Section 1
Receivables Pool Summary Information
SERIES 2006 — 2, For IPD Ending: 16 April 2007

A	Receivable Pool:			Percentage
				Change
	At Beginning Of Monthly Period		2,692,738,811

	Principal Collections	(705,600,965)		26.2%
	New Advances	686,214,465		25.5%
	Charge Offs	(12,551,500)		0.5%

	Total Movement		(31,938,000)	-1.2%

	At End Of Monthly Period		2,660,800,812

B	Delinquency Analysis:	Aggregate	No.	Percentage
		Account	of	of Total
		Principal Balance	Accounts	Receivables
		£'000's		in Trust
				(by balance)

	Delinquent:
	( a ) 30-59 days	23,087,515	9,227	0.87%
	( b ) 60-89 days	15,790,209	6,008	0.59%
	( c ) 90-119 days	11,746,838	4,476	0.44%
	( d ) 120-149 days	10,312,778	3,844	0.39%
	( e ) 150- or more days	12,982,666	4,992	0.49%

	Subtotal	73,920,006	28,547	2.78%

	Non-Delinquent:	2,586,880,805	2,904,107	97.22%

	Total Pool	2,660,800,812	2,932,654	100.00%

C	Pool Collections in the Period:			Yield (Actual)	Yield (Simple)
	Finance Charge	35,946,000		15.7%	16.0%
	Interchange	3,174,086		1.4%	1.4%
	Other Fees	—

	Total		39,120,085	17.1%	17.4%
	Charge Offs	-12,551,500		-5.5%	-5.6%
	Recoveries	1,381,979		0.6%	0.6%

	Total		-11,169,520	-4.9%	-5.0%

	Investor Indemnity Amount		—	0.0%	0.0%

	Bank Account Interest

	Trustee Collections Account	184,257		0.1%	0.1%
	Trustee Investment Account	—		0.0%	0.0%
	Other	—		0.0%	0.0%

			184,257	0.1%	0.1%

	Total		28,134,822	12.3%	12.5%

Turquoise Card Backed Securities plc — Servicer Report
Section 2
Series General Information
SERIES 2006 — 2, For IPD Ending: 16 April 2007

A	Series Details		Series Schedule Maturity Date	15/10/2009

	Series Name	SERIES 2006 - 2	Scheduled Accumulation Date	1/10/2008

	Series Period Status/Type	Revolving	Accumulation Periods	12

Libor Rates:	GBP	5.42%

	USD	5.32%

Class Details	Original Nominal	Current Nominal	Margin bps
	GBP equiv.	GBP equiv.
Class A	349,391,212	349,391,212	3

Class B	21,836,951	21,836,951	15

Class C	25,807,306	25,807,306	35

Total	397,035,469	397,035,469

B		Floating		Fixed
	Investor Percentages This Period:	Pre-addition date	Post-addition date	Pre-addition date	Post-addition date

	Class A		88.0%		88.0%

	Class B		5.5%		5.5%

	Class C		6.5%		6.5%

	Series		14.7%		14.7%

	Other Series Totals		19.9%		19.9%

	Total Investor		34.7%		34.7%

	Total Transferor		65.3%		65.3%

			100%		100%

		Spread Account Trigger:
			Required Spread
		If Excess Spread Rate:	Account %
Available Spread Account Amount	0	above 4.5%	0.0%
		above 4.0% but equal to or below 4.5%	1.5%
Required Spread Amount	0	above 3.0% but equal to or below 4.0%	3.5%
		above 2.0% but equal to or below 3.0%	4.0%
Available Reserve Account Amount	0	equal to or below 2.0%	4.5%
C            Accumulation Period Information

Controlled Accumulation Period (CAP)/Controlled Deposit Amount	Months	Amount
	12

Original CAP/Controlled Deposit Amount		0

Adjustment to CAP/Controlled Deposit Amount		0

Revised CAP/Controlled Deposit Amount		0

Turquoise Card Backed Securities plc — Servicer Report
Section 3
Undivided Interest
SERIES 2006 — 2, For IPD Ending: 16 April 2007
A            Principal

	Pool	Series

Principal Collections	(705,600,965)

RRPC: Collected		12,402,727
Unutilised		12,402,727
Utilised		0

Principal Collected		103,356,061

Shared Principal Collected		0

Available For Reinvestment		103,356,061

Total Reinvested		103,356,061

B            Finance Charge Collections

	Pool	Allocated Series

Finance Charge Collected	35,946,000	5,261,056

Interchange	3,174,086	464,926

Other Fee	0	0

Recoveries	1,381,979	202,414

Bank Account Interest:

Trustee Collections Account	184,257	44,056
Trustee Investment Account	0	0
Other	0	0

Total Available Funds		5,972,453

Investor Indemnity Amount		0

Turquoise Card Backed Securities plc — Servicer Report
Section 4
Segregated Trust
SERIES 2006 — 2, For IPD Ending: 16 April 2007

A	Finance Charge Collections		Amount	Rate* (Actual)	Rate (Simple)

	Finance Charge		5,261,056	15.6%	15.9%
	Interchange		464,926	1.4%	1.4%
	Other Fee		0	0.0%	0.0%
	Recoveries		202,414	0.6%	0.6%
	Bank Account Interest:
	Trustee Collections Account		44,056	0.1%	0.1%
	Trustee Investment Account		0	0.0%	0.0%
	Other		0	0.0%	0.0%
	Income on Principal Funding Account

	Excess Interest From Other Series		0	0.0%	0.0%
	Utilised Required Retained Principal Collected	Class A	0	0.0%	0.0%
	Utilised Required Retained Principal Collected	Class B	0	0.0%	0.0%
	Transfer From Spread Account		0	0.0%	0.0%
	Transfer From Reserve Account		0	0.0%	0.0%

	Total Available Funds		5,972,453	17.7%	18.1%

	Total (Excluding Recoveries)		5,770,039	17.1%	17.4%

* Simple yield is annualised over 12 months, Actual yield is annualised on an actual days basis.

B	Distribution Information
	Total Amount of Distribution to be transferred to
	Finance Funding Account (in revolving and controlled
	accumulation Period) or to Loan Note Issuer	Amounts
	Distribution Account (in Regulated or Rapid	Brought
	Amortisation Period).	Forward	Paid	Unpaid

(a)	Trustee Payment Amount	0	1,257	0
(b)(i)	Loan Note Issuer Cost Amount	0	478	0
(b)(ii)	Issuer Costs Amount	0	1,332	0
(c)(i)	Class A Monthly Finance Amount	0	1,682,209	0
(c)(ii)	Class A Additional Finance Amount	0	—	0
(d)	Expenses Loan Interest and Scheduled Amount	0	9,888	0
(e)(i)	Class B Monthly Finance Amount	0	107,723	0
(e)(ii)	Class B Additional Finance Amount	0	—	0
(f)	Investor Servicing Fee Amount	0	264,690	0
(g)	Class A Investor Default Amount	0	1,591,302	0
(h)	Class A Investor Charge-off	0	—	0
(i)	Class B Investor Default Amount	0	99,456	0
(j)	Class B Investor Charge Off	0	—	0
(k)(i)	Class C Monthly Finance Amount	0	132,739	0
(k)(ii)	Class C Additional Finance Amount	0	—	0
(l)	Class C Investor Default Amount	0	117,541	0
(m)	Class C Investor Investor Charge Off	0	—	0
(n)	Required Reserve Account Amount	0	—	0
(o)	Spread Account Deposit	0	—	0
(p)	Investor Indemnity Payment Amount	0	—	0
(q)(i)	Loan Note Issuer Return	0	438	0
(q)(i)	Issuer Profit Amount	0	2,321	0
(r)	Expenses Loan Prepayment Amount	0	181,243	0
(s)	Excess Finance Charges	0	1,779,836	0
The total amount of distribution in respect of Trustee Payment Amount for the related Monthly Period including any amount remaining unpaid in respect of prior Monthly periods.

C	Rate Summary	Amount	Rate* (Actual)	Rate (Simple)
	Total Available Funds (before Recoveries)	5,770,039	17.1%	17.4%
	Recoveries	202,414	0.6%	0.6%

	Total Available Funds	5,972,453	17.7%	18.1%

	Charge Offs	1,808,299	5.4%	5.5%

	Net Charge Offs	1,605,885	4.8%	4.9%

	Portfolio Yield	4,164,155	12.3%	12.6%

	Coupon Amount (c, e, k)	1,922,670	5.5%	5.8%
	Servicer Fee (f)	264,690	0.8%	0.8%
	Other Payment Amounts (a, b, d)	12,956	0.0%	0.0%

	Expenses Rate	2,200,316	6.4%	6.7%

	Excess Spread	1,963,838	5.99%	5.94%

Turquoise Card Backed Securities plc — Servicer Report
Section 5
Series Account Information
SERIES 2006 — 2, For IPD Ending: 16 April 2007
A            Account Movements

Account	Opening Balance	Transfers Out	Transfers In	Closing Balance
				31/3/2007

TCA — Divided	5,585,671	(5,585,671)	5,972,453	5,972,453

TCA — Undivided	11,503,250	(11,503,250)	12,402,727	12,402,727

Consideration A/c	(0)	(3,774,588)	3,774,588	(0)

Funding	0	(1,677,463)	1,677,463	0

Reserve Account	0	0	0	0

Spread Account	0	0	0	0

Loan Note Issuer	1,164	(7,546,742)	7,547,126	1,548

Issuer GBP	281,912	(3,885,861)	3,772,154	168,206

Issuer USD	0	(3,136,808)	3,136,808	0

Turquoise Card Backed Securities plc — Servicer Report
Section 6
Pay Out Events / Triggers
SERIES 2006 — 2, For IPD Ending: 16 April 2007
A            Portfolio Yield and Expense Rate (Bloomberg Summary)

Deal Size	$750.00MM
Expected Maturity (MM/DD/YY)	10/15/09

Gross Yield	17.11%
Less:
Expense Rate	6.36%
Net Charge Off Rate	4.76%

Excess Spread Rate	5.99%
- 1 Month Previous	6.90%
- 2 months Previous	7.90%
- 3 Month Average (simple basis)	6.82%

Delinq 30 to 59 days	0.87%
60 to 89 days	0.59%
90+ days	1.32%

Principal Payment Rate	26.20%
B            Quarterly Excess Spread

Regulated Amortisation Trigger	<0%

Regulated Amortisation	No

C	Portfolio Minimum Balance Parameters	Threshold	Passed?
		6%	No
	Minimum Transferor Interest above amount agreed with Rating Agencies Portfolio Minimum Balance for a period of 30 consecutive days	2%	Yes

	Minimum Aggregate Principal Receivables Above Zero	0	Yes
The undersigned is an Authorised Officer
To the knowledge of the undersigned, there are no Encumbrances or any Receivables in the Receivables Trust except as described below:
None
We confirm that no Trust Pay Out Event, Investor Pay Out Event or Series Pay Out Event has occurred as at the date hereof.
IN WITNESS WHEREOF, the undersigned has duly executed this certificate this 13th day of April, 2007.

Authorised signatory
HSBC Bank plc
as Servicer

By:

/s/ Andrew J Huke
Name: Andrew J Huke
Title: Senior Manager, Asset and Liability Management